Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
SafetyPay [Member]
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities

The following table summarizes the purchase price and fair value of the assets and liabilities acquired on acquisition during the year ended December 31, 2022.

Cash consideration	$449,790
Total purchase price	$449,790
Cash and cash equivalents	25,068
Trade and other receivables (1)	1,895
Deferred tax assets	12
Property, plant and equipment	371
Intangible assets (2)	223,300
Other assets - non-current	926
Trade and other payables	(20,539)
Deferred tax liability	(65,482)
Net assets acquired	$165,551
Goodwill (3)	$284,239

(1)
Gross contractual amounts receivable are equal to their book value where appropriate.
(2)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(3)
Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $9,608 were recorded during the year ended December 31, 2022 (Note 5).

Schedule of Unaudited Proforma Consolidated Revenues and Net Loss

The unaudited pro forma consolidated revenues and net loss for the Company for the year ended December 31, 2022 and 2021 were as follows, had these acquisitions occurred on January 1, 2021. These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2021.

	Year Ended December 31,
	2022	2021
Revenue	$1,498,772	$1,518,021
Net loss (1)	(1,855,983)	(139,750)

(1)
The pro forma net loss for 2022 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2021. The pro forma net loss for 2021 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2021.

International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities

The following table summarizes the aggregate purchase price and fair value of the assets and liabilities acquired on acquisitions during the year ended December 31, 2021 as described above which are considered material business combinations in the aggregate.

Cash consideration	$285,166
Contingent and deferred consideration payable (1)	25,781
Other adjustments for working capital	(1,656)
Total purchase price	309,291
Cash and cash equivalents	21,646
Prepaid expenses and other current assets	460
Trade and other receivables (2)	3,596
Deferred tax assets	74
Property, plant and equipment	216
Intangible assets (3)	129,036
Other assets - non-current	337
Trade and other payables	(24,101)
Deferred tax liability	(38,093)
Net assets acquired	93,171
Goodwill (4)	$216,120

(1)
Payable in cash subject to the future financial performance of the acquisitions. Represents the maximum amount of possible payments recognized as of the acquisition date. See Note 17, Fair Value Measurements for further details on our fair value methodology with respect to the contingent and deferred consideration payable.
(2)
Gross contractual amounts receivable are equal to their book value where appropriate.
(3)
Intangible assets are primarily comprised of customer relationships, brands, and computer software.
(4)
Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $2,330 were recorded during the year ended December 31, 2022 (Note 5).

Schedule of Unaudited Proforma Consolidated Revenues and Net Loss	These pro forma results are presented for informational purposes only and are not indicative of future operations or results that would have been achieved had the acquisitions been completed as of January 1, 2020.

	Year Ended December 31,
	2021	2020
Revenue	$1,514,581	$1,449,217
Net loss (1)	(117,765)	(142,420)

(1)
The pro forma net loss for 2021 was adjusted to exclude the acquisition-related costs and include additional amortization and interest expense that would have been charged assuming the intangible assets and associated debt had been recorded as of January 1, 2020. The pro forma net loss for 2020 was adjusted to include the acquisition-related costs and additional amortization and interest expense that would have been charged assuming the intangible assets and debt had been recorded as of January 1, 2020.